Consolidated statement of cash flows - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash generated by operations	R 4,414	R 18,726	R 40,746
Deferred revenue advance received	3,307	935	24
Post-retirement health care payments	0	0	(1)
Cash-settled share-based payments paid	(751)	(637)	(272)
Payment of Marikana dividend obligation	(38)	(191)	(225)
Additional deferred/contingent payments relating to acquisition of a business	(44)	(3,733)	(4,545)
Change in working capital	6,853	1,750	386
Total cash generated by operations	13,741	16,850	36,113
Interest received	882	998	682
Interest paid	(2,101)	(1,304)	(1,118)
Royalties and carbon tax paid	(784)	(922)	(1,815)
Tax paid	(1,452)	(3,209)	(8,866)
Dividends paid	(173)	(5,318)	(9,453)
Net cash from operating activities	10,113	7,095	15,543
Cash flow from investing activities
Additions to property, plant and equipment	(21,569)	(22,411)	(15,899)
Proceeds on disposal of property, plant and equipment	129	168	191
Acquisition of subsidiaries, net of cash acquired	(2,690)	471	(1,132)
Dividends received	402	449	564
Additions to other investments	(465)	(658)	(772)
Disposals of other investments	457	202	0
Loans advanced to investee	(26)	0	0
Acquisition of equity-accounted investment	(35)	(396)	(92)
Contributions to environmental rehabilitation funds	(273)	(185)	(86)
Payment of deferred/contingent payment	(292)	0	(185)
Contributions to enterprise development fund	0	0	(10)
Cash outflow on loss of control of subsidiaries	0	0	(58)
Proceeds on disposal of Lonmin Canada	0	0	72
Proceeds from environmental rehabilitation funds	24	322	33
Net cash used in investing activities	(24,338)	(22,038)	(17,374)
Cash flow from financing activities
Loans raised	8,278	14,431	8,000
Loans repaid	(3,335)	(1,323)	(8,003)
Lease payments	(208)	(219)	(131)
Acquisition of NCI	0	(1,009)	(3,363)
Proceeds from NCI on rights issue	0	1,096	0
Net cash from/(used in) financing activities	4,735	12,976	(3,497)
Net decrease in cash and cash equivalents	(9,490)	(1,967)	(5,328)
Effect of exchange rate fluctuations on cash held	(21)	1,451	1,112
Cash and cash equivalents at beginning of the year	25,560	26,076	30,292
Cash and cash equivalents at end of the year	R 16,049	R 25,560	R 26,076